Annual Fund Operating Expenses - ETF - Ultra-Short-Term Bond ETF - ETF Shares	Apr. 05, 2021
Operating Expenses:
Management Fees	0.06%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses1	0.10%